Fair Value Measurements, Derivative Instruments and Hedging Activities - Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets (Details) - USD ($)
$ in Millions
		Nov. 30, 2015	Nov. 30, 2014
Derivatives, Fair Value [Line Items]
Derivative asset		$ 29	$ 14
Derivative liability		625	278
Designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative liability		64	49
Not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative liability		561	229
Net investment hedges | Designated as hedging instruments | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative asset	[1]	14	6
Net investment hedges | Designated as hedging instruments | Other assets – long-term
Derivatives, Fair Value [Line Items]
Derivative asset	[1]	13	6
Interest rate swaps – cash flow hedges | Designated as hedging instruments | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative asset	[2]	2	1
Interest rate swaps – cash flow hedges | Designated as hedging instruments | Other assets – long-term
Derivatives, Fair Value [Line Items]
Derivative asset	[2]		1
Interest rate swaps – cash flow hedges | Designated as hedging instruments | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liability	[2]	11	13
Interest rate swaps – cash flow hedges | Designated as hedging instruments | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liability	[2]	27	35
Foreign currency zero cost collars | Designated as hedging instruments | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liability	[3]		1
Foreign currency zero cost collars | Designated as hedging instruments | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liability	[3]	26
Fuel | Not designated as hedging instrument | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liability	[4]	227	90
Fuel | Not designated as hedging instrument | Other long-term liabilities
Derivatives, Fair Value [Line Items]
Derivative liability	[4]	$ 334	$ 139

[1]	At November 30, 2015 and 2014, we had foreign currency forwards totaling $43 million and $403 million, respectively, that are designated as hedges of our net investments in foreign operations, which have a euro-denominated functional currency. At November 30, 2015, these foreign currency forwards settle through July 2017.
[2]	We have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. These interest rate swap agreements effectively changed $568 million at November 30, 2015 and $750 million at November 30, 2014 of EURIBOR-based floating rate euro debt to fixed rate euro debt. These interest rate swaps settle through March 2025. In addition, at November 30, 2015 and 2014 we had U.S. dollar interest rate swaps designated as fair value hedges whereby we receive fixed interest rate payments in exchange for making floating interest rate payments. At November 30, 2015 and 2014, these interest rate swap agreements effectively changed $500 million of fixed rate debt to U.S. dollar LIBOR-based floating rate debt. These interest rate swaps settle through February 2016.
[3]	At November 30, 2015 and 2014, we had foreign currency derivatives consisting of foreign currency zero cost collars that are designated as foreign currency cash flow hedges for a portion of our euro-denominated shipbuilding payments. See “Newbuild Currency Risks” below for additional information regarding these derivatives.
[4]	At November 30, 2015 and 2014, we had fuel derivatives consisting of zero cost collars on Brent crude oil (“Brent”) to cover a portion of our estimated fuel consumption through 2018. See “Fuel Price Risks” below for additional information regarding these fuel derivatives.